Cover Page	3 Months Ended
Jan. 31, 2025
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q1
Entity Registrant Name	CANADIAN IMPERIAL BANK OF COMMERCE
Entity Central Index Key	0001045520
Current Fiscal Year End Date	--10-31